Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent events
Subsequent events

Note 12 — Subsequent events

Dividend Declaration

On July 13, 2020, our board of directors declared a common stock dividend of $0.06 per share for the month of July 2020, which is payable on August 14, 2020 to stockholders of record as of July 31, 2020. On August 10, 2020, our board of directors declared a common stock dividend of $0.06 per share for the month of August 2020, which is payable on September 15, 2020 to stockholders of record as of August 31, 2020.

Loan Portfolio

Subsequent to June 30, 2020, through August 7, 2020, we originated $88.0 million in face amounts of mortgage notes receivable.

Note 13 — Subsequent events

Dividend Declaration

On January 10, 2020, the Company’s board of directors declared a common stock dividend of $0.08 per share of for the month of January 2020, which was paid on February 14, 2020 to stockholders of record as of January 31, 2020.

On February 18, 2020, the Company’s board of directors declared a common stock dividend of $0.08 per share of for the month of February 2020, which was paid on March 13, 2020 to stockholders of record as of February 28, 2020.

On March 10, 2020, the Company’s board of directors declared a common stock dividend of $0.08 per share of for the month of March 2020, which is payable on April 13, 2020 to stockholders of record as of March 31, 2020.

Subsequent to December 31, 2019 through March 16, 2020, the Company originated and/or refinanced 18 mortgage notes receivable with a total commitment of $100.9 million.

Private REIT

In March 2020, the Company formed a newly organized real estate finance company called Broadmark Private REIT, LLC (the “Private REIT”) that primarily participates in short-term, first deed of trust loans secured by real estate to fund the construction and development of, or investment in, residential or commercial properties located in the United States that are originated, underwritten and serviced by a subsidiary of the Company. The Private REIT will be managed by Broadmark Private REIT Management, LLC, a subsidiary of the Company. Similar to the Company, the Private REIT’s investment objective is to provide attractive risk-adjusted returns primarily through origination fees and income primarily generated from its real estate loan portfolio. The Private REIT expects to elect to qualify as a REIT commencing with its initial taxable year of 2020.